SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Credit Loss [Abstract]
Accounts receivable	$ 6,797,644	$ 6,167,498
Less: allowance for doubtful accounts	(13,337)	(14,691)
Accounts receivable, net	$ 6,784,307	$ 6,152,807